Common Stock (Details Narrative) - USD ($)												3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2024	Jan. 23, 2024	Nov. 16, 2023	Aug. 14, 2023	Jul. 17, 2023	Jun. 22, 2023	May 26, 2023	May 19, 2022	Nov. 30, 2021	Sep. 14, 2021	Aug. 20, 2021	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2024	Oct. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Jul. 03, 2024	Oct. 27, 2022	Oct. 26, 2022
Class of Stock [Line Items]
Common stock voting rights																	Class A Common Stock has super majority voting rights with the holder of each outstanding share of Class A Common Stock being entitled to 200 votes per share on all such matters, including, but not limited to, election of the Board of Directors.
Common stock, shares authorized												74,500,000			74,500,000		74,500,000	74,500,000	75,000,000	75,000,000	25,000,000
Common stock, par value												$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Interest payable																	$ 9,547
Stock issued during period shares new issues					476,338
Cash proceeds					$ 20,000										$ 500,000
Fair value of warrants					$ 7,915
Share issued price per share					$ 0.0637
Warrants expiration period					3 years							1 year 11 months 26 days			1 year 11 months 26 days		3 years	3 years
Fair value stock price	$ 0.226	$ 0.0376	$ 0.0473	$ 0.0658	$ 0.0637	$ 0.0590						$ 0.229			$ 0.229
Exercise price	$ 0.226	$ 0.036	$ 0.04	$ 0.0597	$ 0.0588	$ 0.0590
Term	10 years	10 years	10 years	10 years	3 years	10 years											3 years	3 years
Volatility	178.00%	178.00%	173.00%	172.00%	165.00%	173.00%
Discount rate	4.36%	4.14%	4.45%	4.19%	4.34%	3.90%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%											0.00%	0.00%
Company issued value common stock for conversions												$ 35,000		$ 70,943			$ 233,281	$ 374,640
Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues										490,196
Share issued price per share									$ 0.27
Stock issued during period value new issues									$ 132,374
Estimated market price per share									$ 0.51
Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Stock available for purchase to related party											$ 1,000,000
Purchase condition, description											It may require Triton to purchase not less than $25,000 or more than $250,000 per month of its common stock at a purchase price equal to 75% of the lowest daily volume-weighted average price of the Company’s common stock during the 5 business days immediately prior to the date of closing of each separate purchase installment.
Purchase right term											5 years
Additional shares available for purchase to related party											$ 1,000,000
Market capitalization amount of outstanding shares											20,000,000
Purchase Agreement [Member] | Triton Funds LP [Member] | Put Option [Member]
Class of Stock [Line Items]
Stock available for purchase to related party											1,000,000
Warrant Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Stock available for purchase to related party											$ 1,000,000
Dutchess Group LLC [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues																500,000
Number of common stock will be issued																500,000
Stock issued during period value new issues																$ 160,000
Investor [Member]
Class of Stock [Line Items]
Sale of stock number of shares								13,298
Fair value of warrants								$ 1,372
Share issued price per share								$ 0.376
Share based compensation																	$ 36,686
Sale of stock price per share								$ 0.376
Sale of stock consideration received on transaction								$ 5,000
Sale of stock number of shares, description								Each unit consists of 1 share of our common stock and 0.50 warrants.
Minimum [Member]
Class of Stock [Line Items]
Conversion price																	$ 0.0297	$ 0.018
Share issued price per share																	0.144	0.144
Fair value stock price																	0.04	0.117
Exercise price																	0.0419	0.144
Maximum [Member]
Class of Stock [Line Items]
Conversion price																	0.0888	0.3207
Share issued price per share																	0.262	0.150
Fair value stock price																	0.0637	0.126
Exercise price																	$ 0.0753	$ 0.15
Common Stock [Member]
Class of Stock [Line Items]
Company issued common stock for conversions												185,381	250,000	1,251,270	185,381		5,666,917	2,424,896
Company issued value common stock for conversions															$ 35,000		$ 223,733
Conversion price												$ 0.1888			$ 0.1888
Sale of stock number of shares					1
Company issued value common stock for conversions												$ 2	$ 3	$ 13			57	$ 24
Common Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues							978,300
Shares issued							978,300
Share based compensation							$ 12,229
Subscription Receivable [Member]
Class of Stock [Line Items]
Company issued value common stock for conversions													(16,750)
Subscription Receivable [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues																		320,000
Share issued price per share																		$ 0.0512
Stock issued during period value new issues																		$ 16,368
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Company issued common stock for conversions																	5,666,917	2,424,896
Company issued value common stock for conversions																		$ 362,600
Interest payable																		$ 12,040
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized												500,000			500,000		500,000	500,000
Common stock, par value												$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Company issued value common stock for conversions